Investments In Associates And Joint Ventures - Summary of Financial Information for Associates (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial information of associates [line items]
Gross profit	S/ 441,763	S/ 674,489	S/ 502,452
Gasoducto Sur Peruano S.A. [member]
Disclosure of financial information of associates [line items]
Gross profit				S/ 800	S/ 257,700